Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Summary of share capital

	2020		2019
Voting common shares	Number of Shares	Total	Number of Shares	Total
Balance at January 1,	164,963,324	$3,054,563	158,801,722	$3,007,924
Shares issued upon exercise of share options, for cash	618,915	3,559	56,644	265
Estimated fair value of share options exercised transferred from contributed surplus	—	1,267	—	103
Shares issued to the public	8,353,042	76,957	6,104,958	48,041
Share issuance cost	—	(1,570)	—	(1,770)
Flow-through shares issued, net of costs and premium	996,100	9,868	—	—
Balance at December 31,	174,931,381	$3,144,644	164,963,324	$3,054,563